SCHEDULE OF EFFECT OF DISPOSAL ON THE FINANCIAL POSITION OF THE GROUP (Details) - USD ($)	10 Months Ended
	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Prepaid and other current assets		$ 480,523	$ 618,717	$ 831,265
Property and equipment		3,064,234	3,185,754	3,143,060
Right of use asset		326,890	520,686	222,517
Patents		528,476	438,677	452,384
Trade payables		(987,498)	(1,603,284)	(1,507,644)
Lease Liability		$ (101,074)	$ (172,949)	$ (90,504)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)
Net assets disposed	16,811,846
(1) Consideration received in cash	8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000
Net inflows	$ 25,519,126